                                                     Registration No. 33 - 49808
                                        Investment Company Act File No. 811-6727

  As filed with the Securities and Exchange Commission on September 2, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933                          [X]
                      Pre-Effective Amendment No.                            [ ]
                                                  ------
                      Post-Effective Amendment No. 10                        [X]
                                                  ------
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]
                                Amendment No. 11
                                             -----
                        (Check Appropriate Box or Boxes)

                              DOMINION FUNDS. INC.
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                                5000 Quorum Drive
                                    Suite 620
                               Dallas, Texas 75240
                      -------------------------------------
                    (Address of principal Executive Offices)
                                 (972) 385-9595
                     --------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                                Douglas W. Powell
                                5000 Quorum Drive
                                    Suite 620
                               Dallas, Texas 75240
                      -------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
                         Frederick C. Summers, III, Esq.
                               1400 St. Paul Place
                            750 North St. Paul Street
                               Dallas, Texas 75201


         It is proposed that this filing will become effective:
              immediately upon filing pursuant to paragraph (b)
         ----
               on (date) pursuant to paragraph (b)
         ----
           X  60 days after filing pursuant to paragraph (a)(1)
         ----
              on (date) pursuant to paragraph (a)(1)
         ----
              75 days after filing pursuant to paragraph (a)(2)
         ----
              on (date) pursuant to paragraph (a)(2) of Rule 485
         ----

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Declaration Pursuant to Rule 24f-2

Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and will file a Rule 24f-2 Notice with the Commission on or prior to December 31, 1999 for its fiscal year ending June 30, 1999.

                        THE DOMINION INSIGHT GROWTH FUND

                              CROSS REFERENCE SHEET
                   (AS REQUIRED BY RULE 481(a) OF REGULATION C
                        UNDER THE SECURITIES ACT OF 1933)



PART A:  INFORMATION REQUIRED IN A PROSPECTUS

ITEM NUMBER OF FORM N-1A                                LOCATION OR CAPTION IN PROSPECTUS
Item 1.     Front and Back Cover Pages                  Cover Page

Item 2.     Risk/Return Summary:  Investments, Risks,   Fund Summary
            and Performance

Item 3.     Risk/Return Summary: Fee Table              Fund Expenses

Item 4.     Investment Objectives, Principal            Investment Objective and Strategy
            Investment Strategies, and Related Risks

Item 5.     Management's Discussion of Fund             Management's Discussion of Fund Performance
            Performance

Item 6.     Management, Organization, and Capital       Investment Advisory and Other Services; Shareholder
            Structure                                   Services and Reports

Item 7.     Shareholder Information                     Purchase of Shares;  Redemption of Shares; Distributions
                                                        and Taxes; Shareholder Services And Reports

Item 8.     Distribution Arrangements                   Purchase of Shares; Investment Advisory and Other Services

Item 9.     Financial Highlights                        Financial Highlights


PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER OF  FORM N-1A                               LOCATION OR CAPTION IN STATEMENT
                                                        OF ADDITIONAL INFORMATION
Item 10.       Cover Page and Table of Contents         Cover Page; Table of Contents

Item 11.       Fund History                             The Fund and the Company

Item 12.       Description of the Fund and its          Investment Policies and Restrictions; The Fund and the
               Investment Risks                         Company

Item 13.       Management of the Fund                   Executive Officers and Directors

Item 14.       Control Persons and Principal Holders    Executive Officers and Directors
               of Securities

Item 15.       Investment Advisory and Other Services   Contained in Prospectus under  caption: "Investment
                                                        Advisory and Other Services"; Custodian; Legal Counsel and
                                                        Independent Auditors; Management and Advisory Services;
                                                        Executive Officers and Directors; The Distributor

Item 16.       Brokerage Allocation and Other           Portfolio Transactions and Brokerage


               Practices

Item 17.       Capital Stock and Other Securities       The Fund and the Company

Item 18.       Purchase, Redemption and Pricing of      Contained in Prospectus under captions: "Purchase of
               Securities Being Offered                 Shares" and "Redemption of Shares"

Item 19.       Taxation of the Fund                     Contained in Prospectus under captions: "Purchase of
                                                        Shares - Investments By Tax-Sheltered Retirement Plans"
                                                        and "Distributions and Taxes - Tax Information"

Item 20.       Underwriters                             The Distributor

Item 21.       Calculations of Performance Data         Not Applicable

Item 22.       Financial Statements                     Independent Auditors' Report; Financial Statements


PART C:   OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

--------------------------------------------------------------------------------


                        THE DOMINION INSIGHT GROWTH FUND


--------------------------------------------------------------------------------


                                   PROSPECTUS


--------------------------------------------------------------------------------


                            ___________________, 1999


--------------------------------------------------------------------------------


The Dominion Insight Growth Fund is a mutual fund whose only investment objective is growth of capital. The Fund will invest primarily in equity securities which management believes have a good potential for capital growth. The Fund's portfolio is managed by Insight Capital Management, Inc. The net assets and the return of the Fund will fluctuate depending on market conditions and other factors. Prospective investors should read and retain this Prospectus for future reference.


--------------------------------------------------------------------------------


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
           Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------


                     Shares of the Fund are offered through

                           NORTHSTAR SECURITIES, INC.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            PAGE
Fund Summary ..................................................................3
Fund Expenses .................................................................5
Financial Highlights ..........................................................6
Investment Objective and Strategy .............................................7
Risk Factors ..................................................................7
Management's Discussion of Fund Performance ...................................8
Investment Advisory and Other Services ........................................9
Purchase of Shares ...........................................................10
Redemption of Shares .........................................................11
Exchange Privilege ...........................................................13
Distributions and Taxes ......................................................14
Shareholder Services and Reports .............................................16

                        THE DOMINION INSIGHT GROWTH FUND

                                  FUND SUMMARY

INVESTMENT OBJECTIVE

         This Fund seeks capital growth by investing in equity securities which the Fund's investment advisor, Insight Capital Management, Inc., believes have a good potential for capital growth.

PRINCIPAL INVESTMENT STRATEGY AND POLICIES

         The Fund will invest at least 65% of its total assets in common stocks and other equity type securities (including preferred stock, convertible debt securities, and warrants) of companies which Insight Capital Management believes have a good potential for capital growth. Generally, the Fund invests for long-term growth potential. The Fund has invested much of its assets in various technology companies whose stocks are traded on NASDAQ National Market. Also, over 50% of the Fund's assets have been invested in computer manufacturing, servicing and software companies. The Fund does not concentrate on any sector or industry, however.

         Insight Capital Management makes the investment decisions for the Fund. Insight Capital Management selects stocks for the Fund principally on the basis of evaluation of factors such as asset value, cash flow, and earnings per share that indicate fundamental investment value of the security. Fundamental investment value also is determined by an analysis of a company's revenues, earnings and dividend records, and its future growth prospects, although all factors may not be positive on each investment.

MAIN RISKS

         Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations, or economic developments. The Fund is subject to this risk of market volatility. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

         The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Growth stocks are often more sensitive to economic and market swings than other types of stocks because market prices tend to reflect future expectations.

         Other than company-specific problems, the factor most likely to hurt Fund performance would be a sharp increase in interest rates, which generally causes equity prices to fall.

         The Fund may be suitable for the more aggressive section of an investor's portfolio. It's designed for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

PERFORMANCE

         The first chart below shows annual total returns for the Fund. The second compares Fund performance with that of the NASDAQ Composite Index, a broadly based index showing the performance of all NASDAQ traded stocks. These charts will give you some idea of the risks involved in investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's performance to the performance of a market index over time. As with all mutual funds, how the Fund has performed in the past is not necessarily an indication of how it will perform in the future.


[CHART]

         Year-by-year total return as of 12/31 each year

 1992     1993     1994     1995    1996     1997     1998
17.21%   18.24%   -4.64%   64.6%   11.24%    1.66%   27.28%

The year-to-date return as of June 30, 1999 was 10.54%.

The Fund commenced its operations on October 27, 1992, and the return for the period ended December 31, 1992 is annualized.

--------------------------------------------------
BEST
QUARTER            Q3 `97      34.64%
--------------------------------------------------
WORST QUARTER
                   Q4 `97     -23.82%
--------------------------------------------------


----------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98

----------------------------------------------------
               1 Year    5 Years    Inception
                                    (10/27/92)
----------------------------------------------------
   Fund        27.28%     17.71%      17.81%
----------------------------------------------------
   NASDAQ
   Composite   39.63%     23.06%      23.44%
   Index
----------------------------------------------------

                                  FUND EXPENSES

         The following table illustrates the various expenses and fees you will pay as a Fund shareholder.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge (Load) Imposed on Purchases                            None
Maximum Deferred Sales Charge (Load)                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                 None
Redemption Fees(1)                                                          None
Exchange Fee                                                                None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Management Fees(2)                                                          1.0%
Distribution (12b-l) Fees                                                   None
Other Expenses (2,3,4)                                                     1.25%
Total Annual Fund Operating Expenses                                       2.25%

1 Redemption proceeds will be sent regular first class mail, or can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20.00 service charge, or can be sent by wire transfer for a $15.00 fee. See "Redemptions of Shares."
2 The management and advisory fees paid by the Fund are higher than those paid by most mutual funds. The Board of Directors believes that the Fund's management and advisory fees are appropriate in light of the Fund's investment objective and policies.
3 Additional expenses which are incurred by the Fund include brokerage commissions. During the fiscal year ended June 30, 1999, all orders for the Fund's portfolio securities transactions were placed through the Fund's distributor, Northstar Securities, Inc., and it is expected that the investment will continue to place such orders with the distributor. The distributor intends to charge the Fund $.10 per share for all portfolio transactions effected on behalf of the Fund, subject to restrictions described under "Investment Advisory and Other Services" below.
4 Dominion Institutional Services Corporation is responsible for supervising the overall management and administration of the Fund, and receives for such services an annualized fee of 1.25% of the Fund's average daily net assets.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

              1 YEAR          3 YEARS          5 YEARS          10 YEARS
              ------          -------          -------          --------
               $236            $728             $1,245           $2,664

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Kinder & Wyman, P.C., independent auditors, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available on request.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                            ----------------------------------------------------------------------
                                                                  1999         1998         1997         1996          1995
                                                                  ----         ----         ----         ----          ----
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA (1):
----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                             $17.56       $15.79       $19.04       $13.53        $10.24
                                                                  ------       ------       ------       ------        ------
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                             (0.36)       (0.37)       (0.33)       (0.34)        (0.24)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments           4.20         2.71        (1.16)        7.39          4.33
                                                                    ----         ----         ----         ----          ----
----------------------------------------------------------------------------------------------------------------------------------
   Total income (loss) from investment operations                   3.84         2.34        (1.49)        7.05          4.09
                                                                    ----         ----         ----         ----          ----
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gains                           (2.25)       (0.57)       (1.76)       (1.54)         (0.8)
                                                                   ------       ------       ------       ------        ------
----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                   $19.15       $17.56       $15.79       $19.04        $13.53
                                                                  ------       ------       ------       ------        ------
                                                                  ------       ------       ------       ------        ------
----------------------------------------------------------------------------------------------------------------------------------
Total return                                                       25.47%       15.00%       (8.21%)      54.32%        42.25%
                                                                   ------       ------       -------      ------        ------
                                                                   ------       ------       -------      ------        ------
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year (in thousands)                        $14,511      $19,251      $22,944      $27,908        $8,089
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average daily net assets                    2.25%        2.25%        2.30%        2.31%         2.38%
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets               2.14%        2.08%        2.04%        2.03%         2.16%
----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                        185.62%      273.25%      261.05%      172.87%       210.23%
----------------------------------------------------------------------------------------------------------------------------------

(1) Per share information has been calculated using the average number of shares outstanding.

                        INVESTMENT OBJECTIVE AND STRATEGY

         INVESTMENT OBJECTIVE. The only investment objective of the Fund is growth of capital. The Fund's investment objective may not be changed without shareholder approval. Under normal circumstances, the Fund may not, without shareholder approval, invest less than 65% of the Fund's total assets in equity securities which management believes have a good potential for capital growth.

         INVESTMENT STRATEGY. The Fund seeks to achieve its objective by investing principally in common stocks and other equity type securities (including preferred stock, convertible debt securities, and warrants) of companies which Insight Capital Management believes have a good potential for capital growth. Generally, the Fund invests for long-term growth potential in companies that are expected to experience higher than average growth of earnings or growth of stock price. The Fund has invested much of its assets in various technology companies whose stocks are traded on either a national securities exchange or the NASDAQ National Market. Most of the stocks which in which the Fund has invested trade on the NASDAQ National Market. Also, over 50% of the Fund's assets have been invested in computer manufacturing, servicing and software companies. The Fund does not concentrate on any sector or industry, however.

         Insight Capital Management makes the investment decisions for the Fund. Insight Capital Management selects stocks for the Fund principally on the basis of evaluation of factors such as asset value, cash flow, and earnings per share that indicate fundamental investment value of the security. Fundamental investment value also is determined by an analysis of a company's revenues, earnings and dividend records, and its future growth prospects, although all factors may not be positive on each investment.

         In times of adverse equity markets, the Fund may take temporary defensive positions in U.S. Treasury bills and commercial paper of major U.S. corporations. This could reduce the benefit from an upswing in the market.

                                  RISK FACTORS

         STOCK MARKET VOLATILITY. Stock values fluctuate in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments.

         SECTOR RISK. Different parts of the market can react differently to these developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

         COMPANY RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities.

         INTEREST RATE CHANGES. The stock market is dependent on general economic conditions. Changes in interest rates can affect the performance of the stock market.

         PORTFOLIO TURNOVER POLICY. The annual portfolio turnover of the Fund may exceed 200%, and it may be substantially higher in some years when the Fund's investment advisor views changes in the portfolio as advantageous to the Fund. The annual portfolio turnover rate is the number of times the Fund's portfolio securities are replaced in a period of one year. Increased portfolio turnover necessarily results in correspondingly higher brokerage costs which the Fund must pay, and may result in accelerated realization of capital gains for federal income tax purposes.

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

         During the fiscal year ended June 30, 1999, the shares of the Fund experienced a total return of 25.47%, assuming reinvestment of the capital gains distribution of $2.25 per share that was paid during the fiscal year. The Fund's return is attributable to continued domestic economic growth and cyclical variations to growth stocks. Net liquidation by shareholders during the year presented a potential negative influence on the Fund's performance.

         The line graph below compares the initial account value and subsequent account values for the Fund at the end of each of the periods indicated to the same investment over the same periods in the NASDAQ Composite Index. The graph assumes an initial $10,000 investment beginning October 27, 1992 (the date the Fund's registration statement became effective).

[GRAPH]

                                    10/26/92     6/60/93     6/29/94     6/29/95     6/29/96     6/29/97     6/29/98     6/29/99
Dominion Insight Growth Fund         $10,000     $11,144     $10,460     $14,888     $22,989     $21,091     $24,256     $30,434
NASDAQ Composite Index               $10,000     $11,792     $11,826     $15,637     $19,851     $24,157     $31,740     $44,997

---------------------------------------
    AVERAGE ANNUAL TOTAL RETURN OF
        THE FUND AS OF 6/30/99
---------------------------------------
   1 Year       5 Years    Inception
                           (10/27/92)
---------------------------------------
   25.47%       23.81%      19.74%
---------------------------------------

Past performance does not predict future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Fund has an Investment Advisory Agreement (the "Advisory Agreement") with Insight Capital Management, Inc. (the "Advisor"), whose address is 1656 North California Blvd., Suite 300, Walnut Creek, California 94596, to act as its investment advisor. The Advisor provides the Fund with investment advice and recommendations for the Fund consistent with its investment objective, policies and restrictions, and supervises the purchase and sale of security transactions on behalf of the Fund. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis. This fee is higher than that paid by most mutual funds.

         The Advisor also serves as investment adviser to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since the inception of the Fund. James O. Collins, Chairman, CEO, Portfolio Manager and sole owner of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio and has been since the inception of the Fund. Mr. Collins has served in such capacity with regard to the Advisor since founding the company in 1983. Mr. Collins has served as Chairman, CEO and Portfolio Manager of Insight Capital Research and Management, Inc. ("ICRM") since founding the company in 1988. Tamra Allen co-manages the fund with Mr. Collins. Ms. Allen is a member of ICRM's Investment Committee. Ms. Allen is responsible for providing recommendations on a daily basis regarding buy/sell decisions as they pertain to specific products. She also identifies, researches, and presents potential buy candidates to the Investment Committee. Ms. Allen began her career in the investment management arena in 1992 when she joined ICRM. She has made contributions in many different areas over the years, including contributing to OTC Insight, building client relationships, trading client accounts, and as portfolio manager. She received Bachelor of Arts degree in both Psychology and Sociology from California State University in 1990.

         The business and affairs of the Fund are managed under the direction of the Board of Directors of the Company. Subject to their authority, the Advisor is responsible for supervising the Fund's investments and for conducting its investment program, and in connection therewith performing or causing to be performed by others the following services: (i) furnishing to the Fund investment advice and recommendations, and (ii) supervising the purchase and sale of securities as directed by appropriate Fund officers.

         The Fund has an Administration Agreement with Dominion Institutional Services Corporation (the "Administrator"), whose address is 5000 Quorum Drive, Suite 620, Dallas, Texas 75240. Pursuant to the Administration Agreement, and subject to the authority of the Board of Directors of the Company, the Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. The Administrator provides all services required to carry on the Fund's general administrative and corporate affairs. These services include furnishing all executive and managerial personnel, office space and equipment, and federal and state regulatory compliance. For its services, the Administrator receives an annual fee of 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

         Fund Services, Inc. serves as transfer agent for the purpose of recording the transfer, issuance and redemption of shares of the Fund, transferring shares of the Fund, disbursing dividends and other distributions to shareholders, mailing shareholder information and receiving and responding to various shareholder inquiries. Commonwealth Fund Accounting, Inc., an affiliate of Fund Services, Inc., provides accounting services to the Fund. All costs associated with such services performed by Fund Service, Inc. and Commonwealth Fund Accounting, Inc., are borne by the Administrator.

         In addition to the fees to be paid to the Advisor and the Administrator, the Fund pays all broker commissions in connection with its portfolio transactions, together with all other expenses incurred by the Fund except to the extent such other expenses are required to be paid by the Administrator. In this connection, the Administrator has agreed, pursuant to the Administration Agreement, to assume all expenses (hereafter defined) of the Fund. Expenses as defined are normal operating expenses, but exclude fees paid to the Advisor and the Administrator, broker commissions in connection with the Fund's portfolio transactions, interest, taxes, litigation and indemnification costs, and annual distribution plan expenses, if any. The Administrator reserves the right to terminate or revise this policy.

         The Fund has entered into a Distribution Agreement with Northstar Securities, Inc. (the "Distributor"), 5000 Quorum Drive, Suite 620, Dallas, Texas 75240, pursuant to which the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public.

         It is expected that the Advisor will place all orders for the Fund's portfolio securities transactions with the Distributor. The Distributor intends to charge the Fund $.10 per share for all portfolio transactions effected on behalf of the Fund. With respect to securities traded on a stock exchange, such commissions are subject to the requirement that they be reasonable and fair compared to commissions received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. With regard to securities traded over-the-counter, such commissions are subject to a maximum amount of 1% of the purchase or sale price of the securities. It is expected that most of the Fund's securities trades will be placed in the over-the-counter market. Although the Advisor is generally required to effect execution of the Fund's securities transactions at the most favorable price, the Advisor may take various additional factors into consideration, including, with respect to the Distributor, the fact that the Distributor has sold or is selling shares of the Fund. Accordingly, the prices to the Fund for its portfolio trades effected through the Distributor may be less favorable than those available from unaffiliated broker-dealers, or than prices that could be obtained by placing the trades directly with the market maker. The Board of Directors of the Company has allowed portfolio transactions to be directed to the Distributor based on its determination that the Fund is receiving "best price and execution" with respect to such transactions, taking into account such factors as the Board deems appropriate.

         Elliott Family Partnership, Ltd. and DW Powell Family Partnership, Ltd. each owns 50% of the outstanding stock of the Administrator. James O. Collins owns 100% of the outstanding stock of the Advisor. Anita Mills-Barry owns
100% of the outstanding stock of the Distributor.

                               PURCHASE OF SHARES

         The Fund's shares are continuously offered through Northstar Securities, Inc. (the "Distributor"), the Fund's distributor, which is located at 5000 Quorum Drive, Suite 620, Dallas, Texas 75240. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") who are acting as securities dealers ("dealers") and through NASD members or eligible non-NASD members who are acting as brokers or agents for investors ("brokers"). Purchases are effective at the next determined net asset value after the purchase order and accompanying payment of the public offering price for shares are received and accepted by the Fund. Brokers and dealers are responsible for promptly transmitting orders to the Distributor. The Fund reserves the right to suspend or terminate the continuous public offering at any time and without prior notice. The minimum initial and subsequent investment are $1,000 and $100, respectively. In its discretion, the Fund may allow investments for less than the minimum amounts. In the case of purchases through the Automatic Investment Plan (see "Automatic Investment Plan"), the minimum initial investment will be automatically waived, subject to initial and subsequent monthly investment minimums of $100.

         All orders to purchase shares are subject to acceptance by the Fund, are not binding until so accepted, and are subject to ultimate collectibility of funds. The Fund ordinarily will not open an account unless the tax identification or social security number of the beneficial owner has been provided on the application to the Fund or is otherwise certified by the authorized dealer through which an account may be opened. The Fund may decline to accept a purchase order when in the judgment of management the acceptance of an order is not in the best interest of existing Fund shareholders.

         PUBLIC OFFERING PRICE. The public offering price is the net asset value per share determined at the close of business of the New York Stock Exchange next occurring after the purchase order and accompanying payment for the shares are received and accepted by the Fund. All orders must be mailed to the Distributor by dealers or investors. Alternatively, payment for shares purchased may be made by wire transfer from the investor's bank to Fund Services, Inc., after ordering shares by telephone. Please call (800) 628-4077 for current wire transfer instructions. Shares may also be purchased by bank account debit pursuant to the Automatic Investment Plan (see "Automatic Investment Plan"). The net asset value per share is determined in the manner described below (see "Net Asset Value").

         NET ASSET VALUE. The net asset value of Fund shares is determined once daily as of the close of business of the New York Stock Exchange (the "Exchange") each day the Exchange is open, and at such other times as the Fund may determine. The per share net asset value of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities are valued at market value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith by the Advisor under the supervision of the Board of Directors.

         CONFIRMATIONS AND CERTIFICATES. After every account transaction, a shareholder receives a statement showing the details of the transaction, the number of shares held, and a record of transactions since the beginning of the year. Shares purchased are ordinarily in non-certificated form. Certificates representing shares owned are not delivered to the shareholder unless requested in writing from the transfer agent. No certificate is issued for fractional shares and no certificate is issued to a shareholder who would thereafter hold a certificate or certificates representing in the aggregate less than 30 shares (except in connection with sales or transfers of shares represented by certificates already outstanding). Certificates are issued only in like registration to that of the account. Certificates may be returned to the transfer agent at any time and the shares represented by the certificate will be credited to the shareholder's account. No charge is made for this safekeeping service.

         INVESTMENTS BY TAX-SHELTERED RETIREMENT PLANS. Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including:

         -Individual Retirement Accounts (IRAs) for individuals.
         -Simplified Employee Pension Plans (SEPs) for employees.
         -Qualified plans for self-employed individuals.
         -Qualified corporate pension and profit-sharing plans for employees.

         The purchase of shares of the Fund may be limited by the plans' provisions and does not itself establish such plans.

         Shareholders considering purchasing any Fund shares in connection with a retirement plan should consult with their attorney or tax advisor with respect to plan requirements and tax aspects pertaining to the shareholder.

         AUTOMATIC INVESTMENT PLAN. By completing the Automatic Investment Plan section of the application, you may authorize the Fund to debit your bank account for the periodic purchase of Fund shares on or about the 5th or 20th day of each month. Automatic investments are subject to the minimum investment of $100 per month and are unrestricted as to the permitted maximum. You will receive confirmation of automatic investments after the end of each calendar quarter.

         INVESTMENT BY TELEPHONE. The Fund will, at its discretion, accept purchase orders from existing shareholders by telephone, although not accompanied by payment of the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the New York Stock Exchange on that day. Payment for shares ordered in this way must be received by the Fund's transfer agent within three business days after acceptance of the order. In order to make sure that payment is received on time, shareholders are encouraged to remit payment by wire or electronic funds transfer, or by overnight delivery. If payment is not received on time, the Fund may cancel the order and redeem shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares. Telephone purchase orders may not exceed four times the value of an account on the date the order is placed (shares previously purchased by telephone are included in computing such value only if payment has been received). See "Redemption of Shares - Redemptions by Telephone" for procedures for telephone transactions.
                              REDEMPTION OF SHARES

         REDEMPTIONS BY MAIL. Shareholders of the Fund may require the Fund to redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption request by the Fund. To redeem shares, the shareholder must send to Fund Services, Inc. at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, a written redemption request, together with any outstanding certificates representing the shares to be redeemed, endorsed by the registered owner or owners, with signatures guaranteed, if required. If no certificates have been issued for the shares to be redeemed, a written request for redemption signed by the registered owner or owners of such shares must be sent to the Fund. Signature guarantees are not required for redemptions of $10,000 or less, so long as payment is to be sent to the shareholder of record at the address of record. A signature guarantee will be required if the redemption proceeds (regardless of amount) are being made payable other than exactly as registered; are being mailed to an address other than the address of record; or are being mailed to an address which has been changed within 30 days of the redemption request. All required guarantees of signatures must be made by a national or state bank or by a member firm of a national stock exchange. If shares are held of record in the name of a corporation, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption will be required before the request for redemption is accepted, including redemptions under $10,000. For additional information, shareholders may call the Fund at
(800) 687-9494.

         REDEMPTIONS BY TELEPHONE. All shareholders have telephone transaction privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the Fund Services, Inc. at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. The telephone redemption option is not available for shares held in retirement accounts sponsored by the Fund. Redemption requests may be made by telephoning the Fund Services, Inc. at (800) 628-4077. To receive the net asset value for a specific day, a telephone redemption request must be received before the close of the New York Stock Exchange on that day. As discussed above, the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone, if the redemption proceeds: exceed $10,000; are being made payable other than exactly as registered; are being mailed to an address other than the address of record; or are being mailed to an address which has been changed within 30 days of the redemption request.

         All telephone transactions are recorded and written confirmations indicating the details of all telephone transactions will promptly be sent to the shareholder of record. Prior to accepting a telephone transaction, the Fund and its transfer agent may require the shareholder placing the order to provide certain identifying information. A shareholder electing to communicate instructions by telephone may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its transfer agent assumes responsibility for the authenticity of instructions communicated by telephone which are reasonably believed to be genuine and which comply with the foregoing procedures. The transfer agent may be liable for losses resulting from unauthorized or fraudulent telephone instructions in the event these procedures are not followed.

         In times of extreme economic or market conditions, redeeming shares by telephone may be difficult. The Fund may terminate or modify the procedures concerning the telephone redemption at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification. The Fund may, at its own risk, waive certain of the redemption requirements described in the preceding paragraphs.

         PAYMENT FOR REDEEMED SHARES. Payment for shares redeemed upon written request will be made by check and generally will be mailed within seven days after receipt by the Fund of a properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone will be made by check payable to the account name(s) and address exactly as registered, and generally will be mailed within seven days following the request for redemption.

         The value of Fund shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's net assets at the time of redemption. Shares are normally redeemed for cash, except under unusual circumstances as described in the Statement of Additional Information under the heading "Redemption of Shares". Redemption proceeds are sent regular first class mail, or can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20 service charge. A shareholder can pay the $20 by check or simply request that the charge be deducted from his account or the proceeds of such redemption. The transfer agent can only provide this service when mailing to street addresses.

         A shareholder may request that payment for redeemed shares of the Fund be made by wire transfer. Shareholders may elect to use this service on the account application or by providing the Fund with a signature guaranteed letter requesting this service and designating the bank to receive all wire transfers. A shareholder may change the predesignated bank of record by providing the Fund with written signature guaranteed instructions. Wire transfers are subject to a $1,000 minimum and a $100,000 maximum limitation. Redemption proceeds paid by wire transfer will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. There is a $15 fee for each wire payment for shares redeemed by the Fund.

         A shareholder may also request that payment for redeemed shares of a Cash Account Trust portfolio be made by wire transfer and should review the Cash Account Trust portfolio prospectus for procedures and charges applicable to redemptions by wire transfer. See below under "Exchange Privilege" for more information concerning the Cash Account Trust portfolios.

         If shares have been purchased by check or other means that are subject to final collection, the Fund does not make redemption proceeds available until such purchase has cleared the shareholder's bank, which could take up to 15 days or more. In addition to the foregoing restrictions, no redemption payment can be made for shares which have been purchased by telephone order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.

         Redemption may be suspended or payment postponed during any period in which the Exchange is closed (except on weekends or customary holidays) or trading on the Exchange is restricted, or during periods of an emergency or other periods during which the Securities and Exchange Commission permits such suspension.

         REINVESTMENT PRIVILEGE. An investor who has redeemed all or part of his shares of the Fund may reinvest all or part of the redemption proceeds if he sends a written request to the Fund or its transfer agent not more than 30 days after his shares were redeemed. The redemption proceeds will be so reinvested on the basis of the net asset value of the shares in effect immediately after receipt of the written request. This reinvestment privilege may be exercised only once by an investor upon redemption of his shares of the Fund. Any gain recognized as a result of such redemption will be taxable; if redemption resulted in a loss and reinvestment is made in shares of the Fund, the loss will not be recognized.

         SMALL ACCOUNTS. Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account and pay the proceeds to the shareholder if, due to redemptions, the account balance falls below $500, and the account reflects no purchases of shares, other than through reinvestments of dividends or capital gains, during the 60 days prior to the mailing of the notice of intent to redeem. The Fund will give written notice of intent to redeem 60 days prior to any such redemption. During the 60-day period following mailing of such notice, such notified shareholder may increase the value of his account through additional purchases and avoid involuntary redemption. A notice of intent to redeem will not be sent to shareholders earlier than 24 months after establishment of an account.

                               EXCHANGE PRIVILEGE

         By telephoning Fund Services, Inc. at (800) 628-4077, or writing Fund Services, Inc. at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229 , any shareholder may exchange, without charge, any or all of his shares in the Fund for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust (the "CAT Portfolio"), separately managed, unaffiliated money market funds. Exchanges may be made only if the CAT Portfolio is registered in your state of residence. The exchange privilege with the CAT Portfolio does not constitute an offering or recommendation of the shares of the CAT Portfolio by the Fund or its transfer agent. The Administrator is compensated for services it performs with respect to the CAT Portfolios.

         It is your responsibility to obtain and read a prospectus of the CAT Portfolio into which you are exchanging. By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of the prospectus for the

CAT Portfolio. You may make up to one exchange out of the Fund during the calendar month and four exchanges out of the Fund during the calendar year.
This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses. There currently is no limit on exchanges out of the CAT Portfolio. In times of extreme economic or market conditions, exchanging Fund or CAT Portfolio shares by telephone may be difficult. See "Redemption of Shares - Redemptions by Telephone" for procedures for telephone transactions.

         Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption process into the CAT Portfolio. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

         All exchanges out of the Fund into the CAT Portfolio are subject to the minimum and subsequent investment requirements of the CAT Portfolio into which shares are being exchanged. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Fund nor the CAT Portfolio, or their transfer agents or advisors, assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. See "Redemption of Shares - Redemptions by Telephone" for procedures for telephone transactions. All shareholders have telephone transaction privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to Fund Services, Inc. at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

                             DISTRIBUTIONS AND TAXES

         DISTRIBUTION PAYMENT POLICY. The Fund intends to pay dividends at least annually out of substantially all of its investment income (minus certain required adjustments) and to make distributions at least annually of any "net capital gains". Distributions reflecting capital gains realized during each fiscal year ended June 30 normally will be declared and paid in the subsequent fiscal year.

         Checks will be made payable and sent by first class mail to each shareholder's address of record unless otherwise requested on the application or by a separate written request. Any checks which are unable to be delivered and are returned to the Fund will be reinvested for such shareholder's account in full or fractional shares at the net asset value next computed after the check has been received by the transfer agent. To reduce costs to the Fund, checks outstanding and uncashed ("stale") for over 180 days may be "stop-paid" and reinvested back into the account from which they were paid at the discretion of the Fund.

         REINVESTMENT OF DISTRIBUTIONS. All income dividends and capital gains distributions, if any, will be reinvested automatically in additional shares of the Fund at the net asset value per share determined as of the next business day following the record date for each investor who does not elect on his account application to receive dividends and capital gains in cash. Checks for cash dividends and distributions and reinvestment confirmations are usually mailed to shareholders within ten days of the record date. Shareholders may change their option any time before the record date of any distribution by writing to Dominion Insight Growth Fund, 5000 Quorum Drive, Suite 620, Dallas, Texas 75240.

         TAX INFORMATION. The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets. If the Fund so qualifies and if it distributes to its shareholders at least 90% of its net investment income (which includes net short term capital gains, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on the income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to its shareholders provided that the Fund meets the requirements under the Code for a corresponding capital gains dividend paid deduction. As a Texas corporation, the Fund will not be subject to any corporate franchise taxes in Texas as long as it qualifies as an open-end investment company as defined in the Investment Company Act of 1940.

         Distributions of the Fund's net investment income are taxable to shareholders (other than those exempt from income tax) as ordinary income whether received in shares or in cash. Shareholders who receive distributions in the form of additional shares will have a basis for federal income tax purposes in each such share equal to the fair market value thereof on the reinvestment date. Distributions of the Fund's net capital gains ("capital gains dividends") are taxable to shareholders (other than those exempt from income tax) as long-term capital gains regardless of the length of time the shares of the Fund have been held by such shareholders. Distributions in excess of the Fund's earnings and profits, such as distributions of principal, first will reduce the adjusted tax basis of shareholders and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). The Fund will inform shareholders of the source and tax status of such distributions promptly after the close of each calendar year.

         Presently under the Code, individuals are subject to a maximum rate for income tax purposes of 20% on net long-term capital gains. The maximum rate of 20% will apply to both capital gains distributions from mutual funds to individual shareholders and to net long-term gains on the disposal of mutual fund shares by individual shareholders.

         To the extent that dividends paid by the Fund are attributable to certain types of dividends it receives on its investment assets, dividends paid by the Fund will qualify for the dividends received deduction for corporations.

         Redemption or resale of shares of the Fund is a taxable transaction for federal income tax purposes. Redeeming shareholders recognize gain or loss in an amount equal to the difference between their basis in such redeemed shares of the Fund and the amount received. If such shares are held as a capital asset, the gain or loss is a capital gain or loss and will generally be long-term if such shareholders have held their shares for more than one year. Any loss realized on shares held for six months or less is be treated as long-term capital loss to the extent of any amounts received by the shareholder as capital gains dividends with respect to such shares.

         For most types of accounts, the transfer agent will report the proceeds of any redemptions to shareholders and the Internal Revenue Service annually. Shareholders should keep regular account statements to use in determining the gain or loss on the sale of Fund shares.

         In order to avoid a 4% excise tax the Fund is required to distribute by December 31 of each year at least 98% of its net investment income for such year and at least 98% of its capital gain net income (computed on the basis of the one-year period ending on October 31 of such year), plus any required distribution amounts that were not distributed in previous taxable years. For purposes of the excise tax, any net investment income or capital gain net income retained by, and taxed in the hands of, the Fund is treated as having been distributed.

         Although dividends generally are treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such months and paid in January of the following year are treated as having been distributed by the Fund and received by the shareholders on December 31 of the year in which the dividend was declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as having been paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders are treated as having received such dividends in the taxable year in which the distribution is actually made.

         Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder will also receive, as applicable, various written notices after the close of the Fund's taxable year (i.e., after each June 30th) with respect to certain dividends or distributions that were paid by the Fund to its shareholders during the Fund's prior taxable year.

         To avoid being subject to a 31% federal withholding tax on dividends, capital gains and proceeds of redemption, shareholders must furnish the Fund with their taxpayer identification number and certify in writing that the number furnished is correct and that they are not subject to backup withholding. The appropriate number may be furnished and certified on the application to purchase Fund shares or on IRS Form W-9. To avoid the additional expense and burden of withholding taxes on dividends, the Fund may involuntarily redeem any accounts for which certified taxpayer identification numbers have not been furnished within 60 days of the initial purchase of shares in those accounts. Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% or such lower rate as prescribed by any applicable treaty.

         The federal income tax discussion set forth above is for general information only. Prospective investors should consult their own advisors regarding the specific federal tax consequences to them of holding and disposing of shares, as well as the effects of state, local and foreign tax laws.

                        SHAREHOLDER SERVICES AND REPORTS

         Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, transfer agent for the Fund, performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. When an initial investment is made in the Fund, an account will be opened for each shareholder on the Fund's books and shareholders will receive a confirmation of the opening of the account. Shareholders receive quarterly statements giving details of all activity in their account and also receive a statement whenever an investment or withdrawal is made in or from their account. Information for federal income tax purposes will be provided at the end of the year.

         Shareholders receive annual and semiannual reports with financial statements, as well as proxy statements for shareholders' meetings, if any. The Fund is a series of Common Stock, $.00l par value per share, of Dominion Funds, Inc., a Texas corporation formed on June 5, 1992. The Fund's operations are governed by Articles of Incorporation, a copy of which is on file with the Secretary of State of Texas. The Fund is managed by its Board of Directors pursuant to the Articles of Incorporation. The Articles of Incorporation permit the Board of Directors to issue an unlimited number of shares of Common Stock with respect to the Fund. To date, the Fund is the only series of capital stock of the Company, although the Board of Directors is empowered to designate other series. Shares of the Company entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. The Fund does not intend to hold annual meetings of shareholders, unless required to do so by the 1940 Act or Texas corporate law. A meeting will be called for the election of directors upon the written request of holders of 10% of the Fund's outstanding shares. Shareholders have neither preemptive rights nor cumulative voting rights. The Company will assist such holders in communicating with other shareholders of the Fund to the extent required by the Investment Company Act of 1940. More detailed information concerning the Fund and the Company is set forth in the Statement of Additional Information.

         Any inquiries by shareholders relating to the Fund may be made by calling or writing Fund Services, Inc. at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229 or at (800) 628-4077.

          Investment Advisor                       Transfer Agent                          Distributor
          ------------------                       --------------                          -----------
   Insight Capital Management, Inc.              Fund Services, Inc.                Northstar Securities, Inc.
   1656 North California Boulevard,         1500 Forest Avenue, Suite 111          5000 Quorum Drive, Suite 620
              Suite 300                       Richmond, Virginia 23229                 Dallas, Texas 75240
    Walnut Creek, California 94596


            Administrator                       Independent Auditors                      Legal Counsel
            -------------                       --------------------                      -------------
   Dominion Institutional Services              Kinder & Wyman, P.C.                Frederick C. Summers, III
             Corporation                    Certified Public Accountants            A Professional Corporation
     5000 Quorum Drive, Suite 620           511 E. John Carpenter Freeway                Attorney at Law
         Dallas, Texas 75240                          Suite 200                        1400 St. Paul Place
                                              Irving, Texas 75062-3920              750 North St. Paul Street
                                                                                       Dallas, Texas 75201


               Officers                               Directors                             Custodian
               --------                               ---------                             ---------
          Douglas W. Powell                     Peter R. Goldschmidt,                 May Financial Corporation
       Chief Executive Officer              Chairman Robert H. Spiro, Jr.           8333 Douglas Avenue, Suite 400
                                                 Allen B. Clark, Jr.                     Dallas, Texas 75225
        C. Dewey Elliott, III                     Douglas W. Powell
              President                         C. Dewey Elliott, III


STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more details on other aspects of the Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

SHAREHOLDER REPORTS. The Fund publishes Annual and Semi-Annual Reports. These reports describe the Fund's performance, list its holdings, and discuss market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain free copies of the Fund's Annual Report, Semi-Annual Report, and SAI, or to request other information about the Fund or make shareholder inquiries, contact the Fund:

                        The Dominion Insight Growth Fund
                          5000 Quorum Drive, Suite 620
                               Dallas, Texas 75240
                                  800-687-9494
                                  972-385-9595

The SAI, the Fund's Annual and Semi-Annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Fund, including the Fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

SEC file number 811-6727

THE DOMINION FUNDS, INC.                                                        MAIL CHECK AND COMPLETED APPLICATION TO:
ACCOUNT APPLICATION
                                                                                Dominion Funds, Inc.
IF YOU NEED ASSISTANCE IN COMPLETING THIS APPLICATION,                          P.O. Box 26305
PLEASE CALL 1-800-628-4077 OR YOUR BROKER.                                      Richmond, Virginia  23260


1. YOUR ACCOUNT REGISTRATION (PLEASE PRINT)

(Check only one box here to indicate type of registration. Circle the Social Security Number to be used for tax purposes. If no number circled, the first number provided will be used.)

[  ]     INDIVIDUAL                 1. _____________________________________________________________________________________________
         (USE LINE 1)                  First Name                 Initial          Last Name          Social Security Number
         AND, IF ANY:               2. _____________________________________________________________________________________________
                                       Right of survivorship presumed, unless tenancy in common indicated.    Social Security Number
[  ]     JOINT REGISTRANT           3. ____________________________________________________________________________ as Custodian for
         (USE LINE 2)                  Custodian's Name
             OR                     4. ____________________________________________________________________________________under the
                                       Minor's Name
[  ]     GIFT TO A  MINOR           5. _______________________________Uniform Gifts to Minors Act. _________________________________
         (USE LINES 3, 4 & 5)                      State                                            Minor's Social Security Number
[  ]     CORPORATIONS,              6. _____________________________________________________________________________________________
         PARTNERSHIPS,                 Name of Corporation or Other Entity.  If Trust, include date of trust instrument.    Taxpayer
         Trusts & Others
         (USE LINES 6 & 7)          7. _____________________________________________________________________________________________
                                       Name of Trustees to be in Registration                                Date of Trust Agreement


2. YOUR ADDRESS (PLEASE PRINT)


_______________________________________                                _________________________________________________
Street Address                                                         Citizenship if not U.S.


_______________________________________                                (______)_________________________________________
City                                                                   Area Code                 Home Phone No.


_______________________________________                                (______)_________________________________________
State                      Zip                                         Area Code                 Business Phone No.


3. DUPLICATE


_________________________________________________________________________________________
Street Address


_________________________________________________________________________________________
City                                        State                      Zip


4. YOUR INVESTMENT
(You may elect to utilize both options to save time at a later date.)
[  ]     BY MAIL: Enclosed is a check payable to Dominion Insight Growth Fund in the amount of         $________.
[  ]     BY MAIL: Enclosed is a check payable to Cash Account Trust in the amount of                   $________.
[  ]     BY WIRE: Call 1-800-628-4077 to obtain account number and wiring instructions.                $________.


5. DISTRIBUTION OPTION PLAN - IF NO BOX IS CHECKED, ALL DISTRIBUTIONS WILL BE REINVESTED.

[  ] All distributions to be paid in cash.                                             EXPEDITED DISTRIBUTION SERVICE*
[  ] All distributions to be reinvested.                                               (COMPLETE BANK INFORMATION IN SECTION 6A)
[  ] Income dividends will be paid in cash & capital gains distributions reinvested.   Dividend Payment Authorization:
[  ] Capital gains distributions will be paid in cash & dividends reinvested.          [  ] I authorize the Fund to mail any cash
                                                                                               distributions to my bank account.

                                                                                       *   ATTACH COPY OF VOIDED UNSIGNED CHECK OR
                                                                                               DEPOSIT SLIP FROM YOUR BANKING
                                                                                               INSTITUTION.


6. SHAREHOLDER PRIVILEGES - PLEASE PRINT OR TYPE

A. AUTOMATIC INVESTMENT PLAN              (Please check box if you wish to establish)
                     [  ] I(We) authorize the Fund to deduct $____________ from my (our) bank account* on or about the
                                            [  ] 5th day of each month   [  ] 20th day of each month
                                                    (20th will be selected if no box is checked)
              Set up charge: [  ] Please debit my account $5.00             [  ] I enclose a check for $5.00

   BANK ACCOUNT INFORMATION*


   _______________________________________________________________________________________________________________________
   Depositor's Bank                   Name of Depositor                 Joint Depositor                Account Number


   _______________________________________________________________________________________________________________________
   Bank Address                       City                     State                Zip Code           Bank Number


   _______________________________________________________________________________________________________________________
   Depositor's Signature              Date                     Joint Depositor Signature (if any)      Date


  [  ] Checking [  ] Savings [  ] Other                              * ATTACH YOUR VOIDED UNSIGNED CHECK OR PREPRINTED DEPOSIT SLIP.
As a convenience to me, you are hereby requested and authorized to pay and charge to my account debits drawn on my account as indicated above. This authority is to remain in effect until revoked by me in writing or by telephone instructions. Until you actually receive such notice, I agree you shall be fully protected in honoring any such debit. I further agree that if any such debit be dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.


                                                                                                       _____________________________
                                                                                                       Signature of Investor


                                                                                      ______________________________________________
                                                                                         Signature of Investor (if joint account)


B. TELEPHONE TRANSACTION PRIVILEGES
  [  ] Telephone Redemption Privilege: I(We) authorize the Fund, upon receipt of instructions received by telephone from any person, to redeem shares from my (our) account; to make checks payable as account is registered and mail to address of record or wire the proceeds of redemption to my (our) commercial bank account as indicated in the Bank Account Information following Subsection A above.
  [  ] Telephone Exchange Privilege: I hereby authorize the Fund to redeem, upon my request, shares from my account and transmit the proceeds directly to the Cash Account Trust. Call 1-800-628-4077 to switch from the Dominion Insight Growth Fund into the Cash Account Trust.
  [  ] Telephone Purchase Privilege (New shares will carry the same registration as original shares.)

I(We) understand and agree to hold harmless the Fund, its respective investment advisors, distributors and transfer agents, and the officers, directors, employees and agents thereof against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


7. DEALERS AND

(If certification below is executed duplicate transaction advices will be sent to the address indicated below.)

____________________________________________________________________________________________________________________________________
Print Name                                                      Telephone Number                    Dealer Number if known

____________________________________________________________________________________________________________________________________
Company Name

____________________________________________________________________________________________________________________________________
Address

____________________________________________________________________________________________________________________________________
City                                                            State                               Zip Code


I would like to receive duplicate transaction statements:     ______________________________________
                                                              Registered Representative's Signature


8. YOUR SIGNATURE

The undersigned warrants that he/she/it has full authority and is of legal age to purchase shares of the Fund. The Undersigned has received and read a current Prospectus of the Fund and agrees to its terms. The Fund's Transfer Agent will not be liable for acting upon instructions it believes are genuine. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies that (i) the number is his/her/its correct taxpayer identification number, and (ii) the undersigned is not subject to backup withholding because: (a) the undersigned is exempt from backup withholding, or (b) the undersigned has not been notified by the Internal Revenue Service (IRS) that he/she/it is subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified he/she/it that he/she/it is no longer subject to backup withholding.

X ____________________________             X_____________________________               ____________________________
  Individual(or Custodian)                  Joint Registration, if any                  Date

X ____________________________             X_____________________________               ____________________________
  Corporate Officer, Trustee, etc.          Title                                       Date


                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 1999


                          DOMINION INSIGHT GROWTH FUND
                          5000 Quorum Drive, Suite 620
                               Dallas, Texas 75240
                   Telephone (972) 385-9595 or (800) 687-9494
                       for Shareholder Account Information

         Dominion Insight Growth Fund (the "Fund") is a diversified open-end mutual fund that seeks only capital appreciation. The Fund will invest primarily in equity securities which the investment advisor believes have a good potential for capital growth. When the investment advisor believes that prevailing market conditions dictate a temporary defensive position, however, the Fund may invest its assets in U.S. Government securities and other senior securities or in short-term interest bearing securities.

         This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Prospectus dated __________, 1999 which may be obtained free of charge from the Fund at the above address or by calling the above telephone number. This Statement of Additional Information contains additional and more detailed information about the Fund's operations and activities than that set forth in the Prospectus.

                          DOMINION INSIGHT GROWTH FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

The Fund and the Company ......................................................1

Investment Policies and Restrictions ..........................................1

Management and Advisory Services ..............................................3

Portfolio Transactions and Brokerage ..........................................4

Executive Officers and Directors ..............................................5

Purchase of Shares of the Fund ................................................8

Net Asset Value Determination .................................................8

The Distributor ...............................................................8

Redemption of Shares ..........................................................8

Income Dividends, Capital Gains and Distributions .............................9

Custodian .....................................................................9

Legal Counsel and Independent Auditors ........................................9

Registration Statement ........................................................9

Independent Auditor's Report ................................................F-1

Statement of Assets and Liabilities (June 30, 1999) .........................F-2

Investments in Securities (June 30, 1999) ...................................F-3

Statement of Operations (Year ended
 June 30, 1999) .............................................................F-5

Statement of Changes in Net Assets (Years ended
 June 30, 1999 and 1998) ....................................................F-6

Notes to Financial Statements (June 30, 1999) ...............................F-7

                            THE FUND AND THE COMPANY

         The Fund is an open-end diversified management investment company. The Fund is a series of shares of common stock, $.00l par value, of Dominion Funds, Inc. (the "Company"), which was formed as a Texas corporation on June 5, 1992. The Articles of Incorporation of the Company permit the Board of Directors of the Company to designate one or more series of common stock, each series to have such relative rights and privileges as the Board of Directors shall determine. The only series currently designated is the Fund. The directors are also empowered by the Articles of Incorporation to designate additional series and issue shares with respect thereto.

         Each share represents an equal proportionate interest in the assets of the Fund with each other share in such series and no interest in any other series.

         Shares of the Fund entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. Shares of the Fund are fully paid and nonassessable when issued and share equally in dividend and other distributions of the Fund, and in the event of liquidation are entitled to receive equal shares of the net assets of the Fund. The Fund does not contemplate holding regular meetings of shareholders to elect directors or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of directors by a vote of a majority of the shares present and voting at such meeting.

         Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

         As stated in the Prospectus, the Fund's only investment objective is capital appreciation. There can be no assurance that the Fund will, in fact, achieve its objective. The Fund's investment objective may not be changed by the Board of Directors without shareholder approval.

         The Prospectus discusses the types of securities in which the Fund invests. The following discussion of investment restrictions supplements that set forth in the Prospectus.

         As indicated in the Prospectus, the Fund is subject to certain policies and restrictions which may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Without such shareholder approval, the Fund may not:

         1. Purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

         2. Concentrate its investments, that is, invest more than 25% of the value of its assets, in any particular industry.

         3. Change the Fund's investment objective, or invest, under normal circumstances, less than 65% of the value of the Fund's total assets in equity securities which management believes have a good potential for capital growth.

         4. Purchase or sell real estate or other interests (including limited partnership interests) in real estate, except that the Fund may purchase or sellsecurities of issuers that invest or deal in real estate provided such securities are readily marketable.

         5. Write, purchase or sell put options, straddles, spreads or combinations thereof or deal in commodities, or write, purchase or sell call options unless the conditions imposed by Rule 260.140.85(b)(1) of the California Blue Sky Regulations are met.

         6. Make loans (the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities is not considered to be a loan).

         7. Purchase securities on margin or sell short.

         8. Purchase securities of other investment companies, except in connection with a merger, consolidation or acquisition of assets.

         9. Borrow money, except that, as a temporary measure for extraordinary or emergency purposes, and not for investment purposes, the Fund may borrow up to 5% of the value of its total assets.

         10. Mortgage or pledge any security owned or held by the Fund, except in connection with item number 8 above.

         11. Participate on a joint or a joint and several basis in any trading account in securities.

         12. Invest in companies for the purpose of exercising control of management.

         13. Act as an underwriter of securities of other issuers or invest in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933.

         14. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors), or securities of any company which are restricted as to disposition, if such purchase would cause the cost of the Fund's investments in all such companies to exceed 5% of the Fund's total assets taken at market value.

         15. Purchase or retain the securities of any issuer if those officers and directors of the Fund, its investment adviser or affiliates owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         16. Purchase any interests in oil, gas or other mineral leases or development or exploration programs, except that the Fund may purchase or sell securities of issuers that invest in or deal in oil, gas or minerals.

         17. Purchase investments which are not readily marketable, including securities and other assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation, if such investments exceed 15% of net assets at the time of purchase.

         18. Issue senior securities.

         19. Purchase or sell commodities or commodity contracts including futures contracts.

         20. Invest more than 5% of the value of the Fund's net assets in warrants. Included within such limitation, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange.

         21. Invest more than 10% of the value of the Fund's net assets at the time of purchase in foreign securities (i.e., the securities of foreign issuers or obligors), which investment must be made solely through the purchase of United States Dollar denominated American Depository Receipts sponsored by domestic banks or their correspondent banks.

                        MANAGEMENT AND ADVISORY SERVICES

         As stated in the Prospectus, the Fund has an Investment Advisory Agreement (the "Advisory Agreement") with Insight Capital Management, Inc. (the "Advisor"), 1656 North California Boulevard, Suite 300, Walnut Creek, California 94596. The Advisor supervises the Fund's investments and conducts its investment program. The Advisory Agreement provides that the Advisor will perform the following services or cause them to be performed by others: (i) furnish to the Fund investment advice and recommendations, and (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers. For such services the Advisor receives an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis. The advisory fee paid by the Fund is higher than that paid by most mutual funds. The Fund incurred fees payable to the Advisor in the amounts of $254,477, $228,902, and $159,774, respectively, for the fiscal years ended June 30, 1997, 1998, and 1999.

         The Advisor also performs investment advisory services for individual and pension and profit sharing accounts (the "private accounts"). Although the overall investment objective of the Fund may differ from the objectives of the private accounts served by the Advisor, in certain instances there may be securities which are suitable for the portfolio of the Fund as well as for one or more of the private accounts. At times, therefore, purchases and sales of the same investment securities may be recommended for the Fund and for one or more of the other private accounts. To the extent that the Fund and one or more of the private accounts seek to acquire or sell the same security at the same time, either the price obtained by the Fund or the amount of securities that may be purchased or sold by the Fund at one time may be adversely affected. In such cases the purchase and sale transactions are allocated among the Fund and the private accounts in a manner believed by the management of the Advisor to be equitable to each.

         Financial analysts employed by the Advisor are subject to the Code of Ethics and Standards of Professional Conduct adopted by the Association of Investment Management and Research. Under the Standards of Professional Conduct, the financial analyst is required to act in a manner consistent with his obligation to deal fairly with all customers and clients when (i) disseminating investment recommendations, (ii) disseminating material changes in prior investment advice, and (iii) taking investment action.

         Dominion Institutional Services Corporation (the "Administrator") has entered into an Administration Agreement (the "Administration Agreement") with the Fund pursuant to which the Administrator is responsible for the overall management and administration of the Fund. The Fund pays the Administrator an annual administration fee equal to 1.25% of the Funds average daily net assets, computed daily and paid on a monthly basis. The Fund incurred fees payable to the Administrator in the amounts of $318,097, $286,128, and $199,717, respectively, for the fiscal years ended June 30, 1997, 1998, and 1999. Except as provided in this paragraph, the Administrator pays all operating costs of the Fund, including office space, custodian and transfer agent fees, administrative, clerical, record keeping, bookkeeping, legal (non-litigation), auditing and accounting expenses, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the Fund permits to be used as sales literature), fees and expenses of directors of the Company, and the costs, including filing fees, of renewing or maintaining registration of Fund shares under federal and state law. The Fund pays the investment advisory fee and the administration fee, interest, taxes, the cost of brokerage incurred in connection with execution of securities transactions, litigation expenses and indemnification paid to advisors of the Fund and officers and directors of the Company. The costs and expenses, including legal and accounting fees, filing fees and printing costs, in connection with the formation of the Fund and the preparation and filing of the Fund's initial registration statement under the Securities Act of 1933 and Investment Company Act of 1940 were paid by the Fund.

         The Fund has entered into an accounting services agreement with Commonwealth Fund Accounting, Inc. an affiliate of Fund Services, Inc., the Fund's transfer agent. All costs associated with such services performed by Commonwealth Fund Accounting, Inc. are borne by the Administrator.

         Fund Services, Inc. serves as transfer agent for the purpose of recording the transfer, issuance and redemption of shares of the Fund, transferring shares of the Fund, disbursing dividends and other distributions to shareholders, mailing shareholder information and receiving and responding to various shareholder inquiries. All costs associated with such services performed by Fund Service, Inc. are borne by the Administrator.

         Elliott Family Partnership, Ltd. and DW Powell Family Partnership, Ltd. each own 50% of the outstanding stock of the Administrator. C. Dewey Elliott, III and Douglas W. Powell, officers and directors of the Fund, are beneficial owners in Elliott Family Partnership, Ltd. and DW Powell Family Partnership, Ltd., respectively. James O. Collins owns 100% of the outstanding stock of the Advisor.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by the Advisor. In selecting brokers and in negotiating commissions, the Advisor considers the broker's reliability, the quality of its execution services on a continuing basis, the financial condition of the firm, and research services provided, if any. The Advisory Agreement specifically provides that in placing portfolio transactions for the Fund, the Advisor may agree to pay brokerage commissions in an amount higher than the lowest available rate for brokerage and research services as authorized, under certain circumstances, by the Advisory Agreement.

         Since inception of the Fund, all brokerage commissions in connection with its portfolio business have been paid to the Distributor. The Fund paid $371,206, $394,547, and $62,160, respectively, in brokerage commissions during the fiscal years ended June 30, 1997, 1998, and 1999 to Dominion Capital Corporation, which was then the Distributor and an affiliate of the Fund. On July 10, 1998, Northstar Securities, Inc. replaced Dominion Capital Corporation as the Fund's Distributor. The Fund paid $115,595 in brokerage commissions during the fiscal year ended June 30, 1999 to Northstar Securities, Inc. While Northstar Securities, Inc. is not an affiliate of the Fund, it shares offices, personnel and expenses with the Administrator. C. Dewey Elliott, III and Douglas W. Powell, officers and directors of the Fund, are beneficial owners, officers, and directors of the Administrator. The Fund anticipates the Advisor will place all orders for the Fund's portfolio securities transactions through its Distributor.

         The Board of Directors has adopted certain policies incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the Investment Company Act of 1940 which requires that the commissions paid to Northstar Securities, Inc. or affiliates of the Fund with respect to securities transactions effected on a securities exchange must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Advisor to furnish reports to the Board of Directors and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Board of Directors will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

                        EXECUTIVE OFFICERS AND DIRECTORS

         The directors and officers of Dominion Funds, Inc. (the "Company"), a Texas corporation (of which the Fund is a series of shares of common stock), their principal occupations for the last five years and their affiliations, if any, with Dominion Institutional Services Corporation (the "Administrator"), the Fund's administrator, Insight Capital Management, Inc. (the "Advisor"), the Fund's investment advisor, or with Northstar Securities, Inc. (the "Distributor"), the Fund's principal underwriter, are as follows:

Douglas W. Powell
5000 Quorum Drive, Suite 620
Dallas, Texas 75240

Mr. Powell is Chief Executive Officer of Dominion Funds, Inc. He is a founder of The Dominion Companies, a Dallas, Texas, based financial services group providing investment products and services to individuals, businesses and institutions. Mr. Powell serves as Chairman of the Board of Directors and Chief Executive Officer of Dominion Financial Services, an SEC registered investment advisor; Dominion Agency, Inc.; Dominion Institutional Services Corporation; and Dominion Mortgage Company. Mr. Powell served as an officer and director of Dominion Funds, Inc. from its inception until his resignation in July, 1998, and thereafter following his reelection to those positions in February, 1999.

Mr. Powell is a 1962 graduate of the United States Naval Academy. Upon graduation he was commissioned in the U.S. Air Force, where he served with distinction for eight years as a pilot and Deputy Missile Combat Crew Commander. Upon leaving military service in 1970, Mr. Powell accepted a position as a Systems Engineer with Electronic Data Systems, participating in the analysis, design and development of automated systems for the New York Stock Exchange, American Airlines and numerous insurance carriers. He subsequently served as assistant to the President of Systems Resources, Inc., a subsidiary of Control Data Corporation providing consulting and data processing services to the insurance industry.

From 1976 to 1980 Mr. Powell was President of Direction One, Inc., providing products and services to most major U.S. department stores. After a period as Assistant to the President of the North Texas Financial Group, an integrated financial planning and investment firm, Mr. Powell was co-founder and President of Chiattello & Powell, Inc. (presently, d/b/a Dominion Financial Services), an SEC registered investment advisor, from which The Dominion Companies emerged. Mr. Powell has been Chairman and Chief Executive Officer of Dominion Financial Services since 1981, and Dominion Institutional Services Corporation since June 1987.

Mr. Powell is an interested person (as defined in the Investment Company Act of 1940) of the Fund.

See "SEC Order" below for a discussion of an SEC administrative order involving Mr. Powell.


C. Dewey Elliott, III
5000 Quorum Drive, Suite 620
Dallas, Texas 75240

Mr. Elliott graduated in 1970 from the United States Naval Academy with a B.S. in aeronautical engineering and earned an MBA in 1975. He serves as President of Dominion Funds, Inc., and has been an officer, director, and beneficial owner in Dominion Financial Services since January 1986, Dominion Institutional Services Corporation since June 1987 and Dominion Mortgage Company since 1991. Mr. Elliott served as an officer and director of Dominion Funds, Inc. from its inception until his resignation in July, 1998, and thereafter following his reelection to those positions in February, 1999.

Mr. Elliott was an adjunct professor in the business graduate school at the University of Dallas from 1987 to 1992. Previously, Mr. Elliott was a retail broker with Merrill Lynch from 1984 to 1985. From 1976-1985, he was a senior consultant with Harbridge House, Inc. and other firms, consulting to national and international companies and the Department of Defense. Mr. Elliott served on active duty with the Navy from 1970 to 1976.

Mr. Elliott is an interested person (as defined in the Investment Company Act of 1940) of the Fund.

See "SEC Order" below for a discussion of an SEC administrative order involving Mr. Elliott.

SEC ORDER

Messrs. Powell and Elliott are the subject of an Order Making Findings and Imposing Remedial Sanctions, and Order to Cease and Desist (collectively, the "Order") issued by the SEC on May 13, 1999 in connection with an administrative proceeding involving Dominion Capital Corporation ("Dominion") (IN THE MATTER OF DOMINION CAPITAL CORPORATION, DOUGLAS WOODROW POWELL, CHARLES DEWEY ELLIOTT, AND WILLIAM CARL BERRY, RESPONDENTS). Dominion was previously the Fund's Distributor, and Messrs. Powell and Elliott were officers, directors, principal owners, and registered principals of Dominion. The Order was issued after the Commission accepted an Offer of Settlement by Dominion and Messrs. Powell and Elliott in which they neither admitted nor denied the findings contained in the Order. The Order made the following findings: that five registered representatives of Dominion engaged in activities that constituted willful violations of Section 17(a) of the Securities Act of 1933 (the "1933 Act") and
Section 10(b) of the Securities Exchange Act of 1934 (the "1934 Act") and Rule 10b-5 promulgated thereunder; that Dominion and Messrs. Powell and Elliott failed reasonably to supervise these registered representatives, all of which were subject to their supervision, in their conduct of these activities; and that Dominion willfully violated Section 17(a) of the 1934 Act and Rule 17a-3(a)(6) thereunder by failing to make and keep current books and records in connection with these activities. The Order imposed the following sanctions:
Dominion's registration as a broker and dealer in securities was revoked; Dominion was also ordered to pay a civil money penalty of $75,000; Messrs. Powell and Elliott were each suspended from association with any broker or dealer in any capacity for a period of three months, and, thereafter, in any supervisory or proprietary capacity for a period of an additional six months; and Messrs. Powell and Elliott were each also ordered to pay a civil money penalty of $35,000.


Robert H. Spiro, Jr.
105 Follin Lane, S.E.
Vienna, Virginia 22180

Dr. Spiro, age 78, has been a director of Dominion Funds, Inc. since inception. Dr. Spiro has had a distinguished career in business, academia, and public service. He is currently Chairman of RHS Imprinted Products, Inc., and provides consulting on matters of marketing and management. He is also Vice President of the American Security Council and Presidnet of the American Security Caucus Foundation. He served as Under Secretary of the Army for President Carter.

Dr. Spiro attended six universities, earning the Ph.D. in Modern European History from the University of Edinburgh. Since 1986, he has served as a consultant to various businesses. He was National Executive Director of the Reserve Officers Association of the U.S. from 1984 to 1986, President of Jacksonville University from 1964 to 1979 and Dean of the College of Liberal Arts at Mercer University from 1960 to 1964. He has an honorary Doctor of Science degree from Florida Institute of Technology and was awarded PALMES ACADEMICUES by the President of France.

Throughout his career, he has served on numerous professional and civic commissions and boards; published articles, editorials, essays and contributions to Encyclopedia Americana; and edited a scholarly journal. His naval career included service in destroyers in combat operations in the Pacific during World War II, and command of various Reserve units. He retired from the Naval Reserve as a Rear Admiral in 1978.

Peter R. Goldschmidt
2706 N. Randolph Street
Arlington, Virginia 22207

Mr. Goldschmidt, age 70, has been a director of Dominion Funds, Inc. since inception, was elected Chairman of the Board in October, 1998. Mr. Goldschmidt has a broad background in business and legislative affairs and has recently resumed his marketing consulting practice. From September 1996 to September 1997, he was an Account Executive with Cartridge Technology Network. From May 1994 through July 1996 he was Sales Manager of GAMER Corp., a wholly owned subsidiary of Iverson Technology. In 1992 and 1993 he worked with LDS Enterprises, a medical emergency communications company, and as a consultant to corporate clients on matters of Federal Relations and domestic and international marketing. In 1993 and 1994, he also worked with PIC, a fund-raising company. From March 1990 to December 1991, he served as senior advisor to Recovery America, a provider of natural solutions for addictions. From August 1987 to December 1989, he served as marketing consultant for Advanced Tool Technologies, a company holding patents on a chemical die cutting process. In 1986, he was Washington liaison for Campus Network. Previously, he served the University of California as special assistant to the president for federal relations and director of the University's Washington, D.C. office from 1968 until 1985.

From 1966 to 1968 he was a supervisory attorney in the Civil Rights Unit of the Office of General Counsel for the U.S. Department of Health, Education and Welfare. Prior to HEW, he was an Assistant United States Attorney for the Northern District of California with the Justice Department from 1961 to 1966, and from 1964 to 1966 was Chairman of the Civil Service Commission for Contra Costa County, California. He was in private practice from 1959 until 1960 with a firm in Frankfurt/Main, Germany. During the Korean War, Mr. Goldschmidt served in Germany with the Army Medical Service Corps.

Mr. Goldschmidt earned a B.S. Degree from the University of California, Berkeley, and his J.D. from the University of California Hastings College of the Law.


Allen B. Clark, Jr.
10718 Sandpiper Lane
Dallas, Texas  75230

The Honorable Allen B. Clark, Jr., age 57, has been a director of Dominion Funds, Inc. since 1996. Mr. Clark is a Charter Financial Analyst and has served as a fixed income and personal trust portfolio manager in the Trust Department of a major Texas bank. His private business endeavors included presiding over his own real estate investment company. His public service included being a Special Assistant to Texas Governor Bill Clements and an Assistant Secretary and Director, National Cemetery System, of the Department of Veterans Affairs in the Presidency of George Bush. Upon graduation from West Point he was an officer with service in Vietnam in Special Forces. He received an M.B.A. from Southern Methodist University.

From April 1996 to the present, he has been employed with the Department of Veterans Affairs as an Administrative Officer of two medical services. From June 1994 to April 1996, he was self employed in marketing and consulting. From June 1993 to June 1994, he was employed in the mortgage lending department of First Fidelity Mortgage Corporation. From January 1993 to June 1993, he was self employed as a consultant. From August 1991 to January 1993, he served as an Assistant Secretary and Director, National Cemetery System, of the Department of Veterans Affairs in the Presidency of George Bush.


         The directors and officers of the Company as a group held less than 1% of the Fund's outstanding shares on the date of this Statement of Additional Information.

                         PURCHASE OF SHARES OF THE FUND

         As stated in the Prospectus, shares of the Fund can be purchased through broker-dealers who have sales agreements with the Fund's Distributor, Northstar Securities, Inc. Shares of the Fund are sold at the net asset value per share as determined at the close of business of the New York Stock Exchange next occurring after the purchase order is received and accepted by the Fund. The Prospectus contains detailed information about the purchase of shares.

                          NET ASSET VALUE DETERMINATION

         As stated in the Prospectus, the net asset value of Fund shares is determined once daily as of the close of business on the New York Stock Exchange (currently 4:00 pm. New York City time), Monday through Friday, except on (i) days on which changes in value of the Fund's portfolio securities will not materially affect the net asset value of shares of the Fund; (ii) days during which no shares of the Fund are tendered for redemption and no order to purchase shares of the Fund are received; or (iii) customary national holidays on which the New York Stock Exchange is closed. The per share net asset value of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining asset value, securities listed on the national securities exchanges and the NASDAQ National Market are valued at the closing prices on such markets, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Other securities which are traded on the over-the-counter market are valued at bid price. Other securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith by the Advisor under the supervision of the Company's Board of Directors.

                                 THE DISTRIBUTOR

         On July 10, 1998, the Fund entered into a Distribution Agreement with Northstar Securities, Inc. (the "Distributor"), 5000 Quorum Drive, Suite 620, Dallas, Texas 75240, pursuant to which the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public.

         The Fund paid $115,746, $23,718, and $455, respectively, in sales charges (in connection with distributing Fund shares) during the fiscal years ended June 30, 1997, 1998, and 1999 to Dominion Capital Corporation, which was then the Distributor and an affiliate of the Fund. On July 10, 1998, Northstar Securities, Inc. replaced Dominion Capital Corporation as the Fund's Distributor. The Fund paid $18,156 in sales charges during the fiscal year ended June 30, 1999 to Northstar Securities, Inc. While Northstar Securities, Inc. is not an affiliate of the Fund, it shares offices, personnel and expenses with the Administrator. C. Dewey Elliott, III and Douglas W. Powell, officers and directors of the Fund, are beneficial owners, officers, and directors of the Administrator. Northstar Securities, Inc. waived the sales charge on all sales of the Fund's shares that occur on or after April 1, 1999.

         Shares of the Fund are offered on a continuous basis through the Distributor. Pursuant to the Distribution Agreement, the Distributor serves as exclusive agent for the sale of the shares of the Fund and has agreed to use its best efforts to sell such shares, either directly or through securities dealers.

                              REDEMPTION OF SHARES

         Shareholders of the Fund may require the Fund to redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption request by the Fund. Subject to certain exceptions set forth in the Prospectus, payment will be made within seven days of the Fund's receipt of a valid redemption request. The value of the Fund shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. The Prospectus describes the requirements and procedures for the redemption of shares.

         Shares are normally redeemed for cash, although the Fund retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under the Section "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined.

         The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or the New York Stock Exchange is closed except for holidays and weekends, (2) the Securities and Exchange Commission permits such suspension and so orders, or
(3) an emergency exists as determined by the Securities and Exchange Commission so that disposal of securities and determination of net asset value is not reasonably practicable.

                       INCOME DIVIDENDS, CAPITAL GAINS AND
                                  DISTRIBUTIONS

         It is the policy of the Fund to make at least annual distributions of substantially all of its investment income and at least annual distributions of any net realized capital gains. Distributions reflecting capital gains realized during each fiscal year ended June 30 normally are declared and payable to shareholders in the subsequent fiscal year. Distributions reflecting investment income received during the fiscal year ended June 30 normally are made during the current and subsequent fiscal year.

         All investors who do not elect otherwise will have all of their income dividends and capital gains distributions reinvested in additional Fund shares, at net asset value as described under "Distributions and Taxes-Reinvestment of Distributions" in the Prospectus. Shareholders who desire to receive their dividends and distributions in cash may so elect on their account applications or by written notice to the Fund.

                                    CUSTODIAN

         May Financial Corporation, 8333 Douglas Avenue, Dallas, Texas 75240, is the custodian of the Fund. May Financial Corporation deposits securities of the Fund with a trust company which acts as a securities depository. The custodian, among other things, attends to the collection of dividends and payment for and collection of proceeds of securities bought and sold by Fund.

                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

         Counsel to the Fund is Frederick C. Summers, III, a Professional Corporation, Attorney at Law, 1400 St. Paul Place, 750 North St. Paul Street, Dallas, Texas 75201.

         The independent auditor for the Fund is Kinder & Wyman, P.C., 511 E. John Carpenter Freeway, Suite 200, Irving, Texas 75062-3920.

                             REGISTRATION STATEMENT

         There has been filed with the Securities and Exchange Commission, Washington, D.C. a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this Statement of Additional Information relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement, as it may be amended from time to time, and the exhibits filed as a part thereof.

                          INDEPENDENT AUDITOR'S REPORT


To the Shareholders and
Board of Directors of
Dominion Funds, Inc.


We have audited the accompanying statement of assets and liabilities of the Dominion Insight Growth Fund portfolio of Dominion Funds, Inc., including the schedule of investments in securities, as of June 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dominion Insight Growth Fund portfolio of Dominion Funds, Inc. as of June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                                            KINDER & WYMAN, P.C.


Irving, Texas
July 14, 1999

                          DOMINION INSIGHT GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999

ASSETS
  Investments in securities, at value                            $ 14,032,542
    (identified cost $10,259,498)
  Cash                                                                480,440
  Receivables
     Investment securities sold                                     1,102,410
     Capital shares sold                                                2,750
     Dividends and interest                                               773
                                                               -----------------

         TOTAL ASSETS                                              15,618,915
                                                               -----------------

LIABILITIES

  Payables
        Investment advisory fee                                        11,199
        Administrative fee                                             13,865
        Investment securities purchased                             1,083,081
                                                               -----------------

             TOTAL LIABILITIES                                      1,108,145
                                                               -----------------

NET ASSETS
  Equivalent to $19.15 per share on
    757,599 shares of capital stock outstanding                  $ 14,510,770
                                                               -----------------
                                                               -----------------

The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                           INVESTMENTS IN SECURITIES
                                 JUNE 30, 1999

                                                                                                               Percent of
Common Stocks                                                      Shares                Value                Total Assets
-------------                                                   ------------        ----------------       ------------------
Broadcast - Media
  AT & T - Liberty Media Group                                      8,000            $     294,000                   1.88%
                                                                                    ----------------       ------------------

Communication - Equipment
  EchoStar Communications Corporation                               2,600                  398,938                   2.55
  Tellabs, Inc (a)                                                  4,600                  310,787                   1.99
                                                                                    ----------------       ------------------
                                                                                           709,725                   4.54
                                                                                    ----------------       ------------------

Computers - Hardware
  Dell Computer (a)                                                 8,800                  325,600                   2.09
  RF Micro Devices, Incorporated (a)                                7,200                  537,300                   3.44
  Sun Microsystems, Incorporated (a)                                5,000                  344,375                   2.20
                                                                                    ----------------       ------------------
                                                                                         1,207,275                   7.73
                                                                                    ----------------       ------------------

Computers - Networking
  Cisco Systems, Incorporated (a)                                  18,624                1,201,248                   7.69
                                                                                    ----------------       ------------------

Computers - Peripheral
  EMC Corporation (Mass.) (a)                                       9,200                  506,000                   3.24
                                                                                    ----------------       ------------------

Computers - Software/Services
  Microsoft Corporation (a)                                         8,100                  730,519                   4.68
                                                                                    ----------------       ------------------

Electrical Equipment
  Solectron Corporation (a)                                         9,000                  600,188                   3.84
                                                                                    ----------------       ------------------

Electronics - Semi-Conductors
  Applied Materials, Incorporated (a)                               3,900                  288,113                   1.84
  JDS Uniphase Corporation (a)                                      2,800                  464,800                   2.98
  TranSwitch Corp (a)                                              12,900                  611,137                   3.91
  Vitesse Semiconductor Corporation (a)                             7,400                  499,037                   3.20
  Xilinx, Incorporated (a)                                          6,000                  343,500                   2.20
                                                                                    ----------------       ------------------
                                                                                         2,206,587                  14.13
                                                                                    ----------------       ------------------

Footwear
  K-Swiss Incorporated                                              6,300                  292,950                   1.88
                                                                                    ----------------       ------------------

Healthcare - Biotechnology
  Biogen, Incorporated (a)                                          5,400                  347,288                   2.22
                                                                                    ----------------       ------------------

The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                           INVESTMENTS IN SECURITIES
                                 JUNE 30, 1999

                                                                                                               Percent of
Common Stocks (continued)                                          Shares                Value                Total Assets
-------------------------                                       ------------        ----------------       ------------------
Healthcare - Drugs Major
  MeddImune, Incorporated (a)                                       5,000            $     338,750                   2.17%
  Priority Healthcare Corporation (a)                              10,700                  369,150                   2.36
                                                                                    ----------------       ------------------
                                                                                           707,900                   4.53
                                                                                    ----------------       ------------------

Healthcare - Specialized Service
  Laser Vision Centers, Incorporated (a)                            7,400                  466,200                   2.98
                                                                                    ----------------       ------------------

Information Services
  QRS Corporation                                                   4,800                  374,400                   2.40
                                                                                    ----------------       ------------------

Internet Service Providers
  Yahoo! Incorporated (a)                                           1,000                  172,250                   1.10
                                                                                    ----------------       ------------------

Investment Banking/Brokerage
  Schwab (Charles) Corporation                                      1,800                  197,775                   1.27
                                                                                    ----------------       ------------------

Manufacture - Special
  Optical Coating Laboratory, Incorporated                          5,500                  459,937                   2.94
                                                                                    ----------------       ------------------

Photographic Equipment
  Pinnacle Systems, Incorporated (a)                                6,400                  215,200                   1.38
                                                                                    ----------------       ------------------

Retail - Apparel
  American Eagle Outfitters, Incorporated                          11,400                  518,700                   3.32
  Children's Place Retail Stores, Incorporated (a)                  9,000                  364,500                   2.33
  Quicksilver Resources Incorporated (a)                           11,300                  294,506                   1.89
                                                                                    ----------------       ------------------
                                                                                         1,177,706                   7.54
                                                                                    ----------------       ------------------

Telecom - Long Distance
  MCI WORLDCOM, Incorporated                                       11,000                  948,750                   6.07
  Viatel, Incorporated (a)                                          7,100                  398,487                   2.55
                                                                                    ----------------       ------------------
                                                                                         1,347,237                   8.63
                                                                                    ----------------       ------------------

Toys and Games
  JAKKS Pacific, Incorporated (a)                                  14,300                  426,319                   2.73
                                                                                    ----------------       ------------------

Transportation - Airlines
  Frontier Airlines, Incorporated (a)                              24,300                  391,838                   2.51
                                                                                    ----------------       ------------------

Total Investments in Securities
   (cost $10,259,498)                                                                   14,032,542                  89.84%
                                                                                    ----------------       ------------------
                                                                                    ----------------       ------------------

NOTE:
     (a)  Presently non-income producing.


The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1999

INVESTMENT LOSS
     Investment income
           Dividends                                                     $          6,015
           Interest                                                                11,497
                                                                       -------------------
                Total investment income                                            17,512
                                                                       -------------------

     Expenses
           Investment advisory fee                                                159,774
           Administrative fee                                                     199,717
                                                                       -------------------

                Total expenses                                                    359,491
                                                                       -------------------

     NET INVESTMENT LOSS                                                         (341,979)
                                                                       -------------------

REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS

     Net realized gain on investments in securities                             3,598,098
     Net change in unrealized appreciation
        of investments in securities                                              228,458
                                                                       -------------------

     NET GAIN ON INVESTMENTS                                                    3,826,556
                                                                       -------------------

     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                                                  $      3,484,577
                                                                       -------------------
                                                                       -------------------


The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                                    1999                  1998
                                                                             -------------------    ------------------
CHANGE IN NET ASSETS FROM OPERATIONS

     Net investment loss                                                        $      (341,979)       $     (476,287)
     Net realized gain on investments in securites                                    3,598,098             5,494,226
     Net change in unrealized appreciation on
        investments in securities                                                       228,458            (1,627,841)
                                                                             -------------------    ------------------

           Net increase in net assets
              resulting from operations                                               3,484,577             3,390,098

DISTRIBUTIONS TO SHAREHOLDERS FROM

     Net realized gains on investments in securities                                 (2,151,402)             (735,148)

CAPITAL SHARE TRANSACTIONS- NET                                                      (6,072,905)           (6,348,480)
                                                                             -------------------    ------------------

     Total decrease in net assets                                                    (4,739,730)           (3,693,530)

NET ASSETS

     Beginning of year                                                               19,250,500            22,944,030
                                                                             -------------------    ------------------

     End of year (including undistributed
        investment loss of $1,656,174
         and $1,656,174, respectively)                                          $    14,510,770        $   19,250,500
                                                                             -------------------    ------------------
                                                                             -------------------    ------------------

The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1     -   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

               ORGANIZATION AND NATURE OF OPERATIONS

               Dominion Insight Growth Fund (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

               USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

               VALUATION OF SECURITIES

               Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

               SECURITY TRANSACTIONS AND INVESTMENT INCOME

               Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1   -     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

               CASH

               Cash is held in a credit interest account at May Financial Corporation, a member of the Chicago Stock Exchange, Inc., bearing interest at a variable rate. At June 30, 1999, the interest rate was 4.00%.

               INCOME TAXES

               The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

               Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 1999, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               DISTRIBUTIONS TO SHAREHOLDERS

               Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date. Short-term realized gains are reduced by current year net investment loss. The current year net investment loss was fully utilized to reduce undistributed short-term realized gains.

NOTE 2     -   DISTRIBUTION TO SHAREHOLDERS

               Distributions of $2.23 aggregating $2,138,324 and $.02 aggregating $13,078 were declared from net realized gains from security transactions. The dividends were payable on December 3, 1998 and June 25, 1999, respectively, to shareholders of record on November 30, 1998 and June 21, 1999, respectively.

               At June 30, 1999, the Fund had undistributed net realized gains of $3,256,119, of which $1,170,198 are short-term.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3     -   CAPITAL SHARE TRANSACTIONS

               As of June 30, 1999,  there were  1,000,000,000  shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of June 30, 1999, capital paid-in aggregated $9,137,781.

               Transactions in shares of capital stock for the years ended June 30, 1999 and June 30, 1998 are as follows:

                                                       Shares                                 Amount
                                        -----------------------------------       ---------------------------------
                                             1999                  1998               1999                1998
                                        -------------         -------------       -------------      --------------
               Shares sold                     41,539                84,898       $     705,427      $    1,516,177
               Shares issued in
                 reinvestment of
                 dividends                    136,971                41,935           2,045,849             699,897
                                        -------------         -------------       -------------      --------------

                                              178,510               126,833           2,751,276           2,216,074

               Shares redeemed                517,175               483,748           8,824,181           8,564,554
                                        -------------         -------------       -------------      --------------

               Net decrease                  (338,665)             (356,915)      $  (6,072,905)     $   (6,348,480)
                                        -------------         -------------       -------------      --------------
                                        -------------         -------------       -------------      --------------

NOTE 4     -   SECURITIES TRANSACTIONS

               Cost of purchases and sales of securities (excluding short-term obligations) aggregated $29,773,160 and $35,088,479, respectively, for the year ended June 30, 1999. Net gain on investments in securities for the year ended June 30, 1999 was $3,826,556. That amount represents the net increase in the value of investment securities held during the year. All security transactions were in long transactions. As of June 30, 1999, the aggregate unrealized appreciation and depreciation of securities was as follows:

                    Unrealized appreciation                $      3,870,098
                    Unrealized depreciation                         (97,054)
                                                           ----------------
                    Net unrealized appreciation            $      3,773,044
                                                           ----------------
                                                           ----------------

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5     -   INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

               The Fund has an Investment Advisory Agreement with Insight Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor's only previous experience in advising a mutual fund is advising the Fund. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund's investment objective, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

               The Fund has an Administration Agreement with Dominion Institutional Services Corporation (Administrator). Pursuant to the Administration Agreement, and subject to the authority of the board of directors of the Fund, the Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. The Administrator provides all services required to carry on the Fund's general administrative and corporate affairs. These services include furnishing all executive and managerial personnel, office space and equipment, and providing federal and state regulatory compliance. For its services, the Administrator receives an annual fee of 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

               The Fund has a Distribution Agreement with Northstar Securities, Inc. (Distributor). Pursuant to the Distribution Agreement, the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. As compensation for the services provided and expenses borne by the Distributor, the Fund pays the Distributor the sales charges for distributing fund shares. Sales charges paid to the Distributor were $18,156 for the year ended June 30, 1999. The Distributor waived the sales charges on all sales of the Fund's shares that occur on or after April 1, 1999.

               During the year ended June 30, 1999, a majority of the orders for the Fund's securities transactions were placed through the Distributor. Commissions charged by the Distributor for executing security transactions were $115,595 for the year ended June 30, 1999.

               Certain directors and officers of the Company are also directors, officers and/or employees of the Administrator.

                          DOMINION INSIGHT GROWTH FUND
                            PART C: OTHER INFORMATION

Item 23 EXHIBITS

        Exhibit a              Articles of Incorporation*
        Exhibit b              Bylaws*
        Exhibit c              Specimen Share Certificate*
        Exhibit d              Investment Advisory Agreement*
        Exhibit 23e1           Distribution Agreement
                23e2           Selected Dealer Agreement
        Exhibit f              Not Applicable
        Exhibit g(1)           Custody Agreement With May Financial Corporation*
                 (2)           Participant's Agreement with The Depository Trust
                               Company*
        Exhibit h(1)           Administration Agreement*
                 (2)           Transfer Agent Agreement*
                 (3)           Omnibus Account Services Agreement*
        Exhibit i              Opinion and Consent of Brady & Summers, P.C.*
        Exhibit 23j            Consent of Kinder & Wyman, P.C.
        Exhibit k              Not Applicable
        Exhibit l              Subscription Agreement*
        Exhibit m              Not Applicable
        Exhibit n              Not Applicable

*Previously provided

Item 24   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 25   INDEMNIFICATION

         Provisions of the Registrant's Articles of Incorporation and Bylaws relating to indemnification of the Registrant's directors and employees are included as Exhibits 1 and 2 to the Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         Insight Capital Management, Inc. (the "Advisor") serves as the investment advisor of the Registrant. The Advisor also performs investment advisory services for individual and pension and profit sharing accounts.

         James O. Collins has served as Chairman, Chief Executive Officer and Portfolio Manager of Insight Capital

Research and Management, Inc. since he founded the company in 1988. He is also Chairman, CEO and Portfolio Manager of Insight Capital Management, Inc., the publisher of the OTC Insight newsletter, and has served in that capacity since founding the company in 1983.

         The principal business addresses of both the Advisor and Insight Capital Research and Management, Inc. is 1656 North California Blvd., Suite 300, Walnut Creek, California 94596.

Item 27   PRINCIPAL UNDERWRITERS

         (a) Northstar Securities, Inc. (the "Distributor") serves as the principal underwriter of the Registrant, and does not serve as principal underwriter, depositor or investment advisor for any other investment company.

         (b) The following information is provided with respect to each director or officer of the Distributor:

         Name and Principal            Positions and Office  Position and Office
         Business Address              With Underwriter      With Registrant
         ----------------              ----------------      ---------------
         Anita Mills-Barry             President             None
         5000 Quorum Drive, Suite 620
         Dallas, Texas 75240

         (c) The Fund paid $18,156 in sales charges during the fiscal year ended June 30, 1999 to Northstar Securities, Inc. The Fund paid $172,855 in brokerage commissions during the fiscal year ended June 30, 1999 to Northstar Securities, Inc.

Item 28 LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's transfer agent, Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

         (b) All other accounting records of the Registrant are maintained at the offices of Commonwealth Fund Accounting, 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

Item 29  MANAGEMENT SERVICES

         The Registrant has entered into a custody agreement with May Financial Corporation, pursuant to which it acts as custodian and clearing agent for the Fund. May Financial Corporation has in turn entered into a Participant's Agreement with The Depository Trust Company, pursuant to which it acts as depository for the Fund's securities.

         The Registrant has no other management-related service contract which is not discussed in Part A or Part B of this form and which is required to be disclosed in this Item 29.

Item 30 UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dallas and State of Texas, on the 30th day of August, 1999.

                                        DOMINION FUNDS, INC.

                                        By:  /s/ Douglas W. Powell
                                             ---------------------
                                                 Douglas W. Powell,
                                                 Chief Executive Officer

         Pursuant to the Requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/  Douglas W. Powell        Chief Executive Officer           August 30, 1999
----------------------        (Principal Executive Officer
Douglas W. Powell             and Principal Financial
                              Accounting Officer)


/s/  C. Dewey Elliott, III    President and Director            August 30, 1999
--------------------------
C. Dewey Elliott, III

/s/ Robert H. Spiro, Jr.      Director                          August 30, 1999
------------------------
Robert H. Spiro, Jr.

/s/ Peter R. Goldschmidt      Director                          August 30, 1999
------------------------
Peter R. Goldschmidt

/s/ Allen B. Clark, Jr.       Director                          August 30, 1999
-----------------------
Allen B. Clark, Jr.

                                INDEX TO EXHIBITS
                                -----------------


EXHIBIT
NUMBER                     EXHIBIT
------                     -------

Exhibit a                  Articles of Incorporation*
Exhibit b                  Bylaws*
Exhibit c                  Specimen Share Certificate*
Exhibit d                  Investment Advisory Agreement*
Exhibit 23e1               Distribution Agreement
        23e2               Selected Dealer Agreement
Exhibit f                  Not Applicable
Exhibit g(1)               Custody Agreement With May Financial Corporation*
         (2)               Participant's Agreement with The Depository Trust
                           Company*
Exhibit h(1)               Administration Agreement*
         (2)               Transfer Agent Agreement*
         (3)               Omnibus Account Services Agreement*
Exhibit i                  Opinion and Consent of Brady & Summers, P.C.*
Exhibit 23j                Consent of Kinder & Wyman, P.C.
Exhibit k                  Not Applicable
Exhibit l                  Subscription Agreement*
Exhibit m                  Not Applicable
Exhibit n                  Not Applicable

*Previously provided